Shareholder Report, Average Annual Return (Details)	12 Months Ended	17 Months Ended	60 Months Ended	105 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Without Sales Load [Member] | C000012080
Average Annual Return [Line Items]
Average Annual Return, Percent	32.35%		2.62%		7.13%
Without Sales Load [Member] | C000012040
Average Annual Return [Line Items]
Average Annual Return, Percent	17.78%		12.03%		14.12%
Without Sales Load [Member] | C000012047
Average Annual Return [Line Items]
Average Annual Return, Percent	18.10%		10.76%		13.64%
Without Sales Load [Member] | C000012082
Average Annual Return [Line Items]
Average Annual Return, Percent	30.95%		14.88%		20.98%
Without Sales Load [Member] | C000012085
Average Annual Return [Line Items]
Average Annual Return, Percent	(10.18%)		3.24%		14.92%
Without Sales Load [Member] | C000012202
Average Annual Return [Line Items]
Average Annual Return, Percent	45.49%		2.86%		10.16%
Without Sales Load [Member] | C000254700
Average Annual Return [Line Items]
Average Annual Return, Percent	26.61%	15.13%
Without Sales Load [Member] | C000254699
Average Annual Return [Line Items]
Average Annual Return, Percent	12.52%	5.03%
Without Sales Load [Member] | C000012086
Average Annual Return [Line Items]
Average Annual Return, Percent	41.66%		21.22%		11.05%
Without Sales Load [Member] | C000012074
Average Annual Return [Line Items]
Average Annual Return, Percent	25.57%		3.65%		9.80%
Without Sales Load [Member] | C000012073
Average Annual Return [Line Items]
Average Annual Return, Percent	23.46%		1.55%		9.75%
Without Sales Load [Member] | C000012072
Average Annual Return [Line Items]
Average Annual Return, Percent	27.85%		5.56%		9.42%
Without Sales Load [Member] | C000183467
Average Annual Return [Line Items]
Average Annual Return, Percent	23.40%		5.44%	9.57%
Without Sales Load [Member] | C000012068
Average Annual Return [Line Items]
Average Annual Return, Percent	15.83%		7.10%		10.74%
Without Sales Load [Member] | C000012066
Average Annual Return [Line Items]
Average Annual Return, Percent	9.40%		5.17%		11.46%
Without Sales Load [Member] | C000012038
Average Annual Return [Line Items]
Average Annual Return, Percent	21.65%		6.03%		10.52%
Without Sales Load [Member] | C000012039
Average Annual Return [Line Items]
Average Annual Return, Percent	12.64%		7.35%		9.90%
Without Sales Load [Member] | C000012044
Average Annual Return [Line Items]
Average Annual Return, Percent	17.43%		3.50%		9.85%
Without Sales Load [Member] | C000012084
Average Annual Return [Line Items]
Average Annual Return, Percent	76.05%		19.37%		28.11%
Without Sales Load [Member] | C000254701
Average Annual Return [Line Items]
Average Annual Return, Percent	20.75%	11.49%
Without Sales Load [Member] | C000012083
Average Annual Return [Line Items]
Average Annual Return, Percent	33.99%		8.66%		11.10%
MSCI USA Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.74%		11.62%		14.16%
S&P Total Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.14%		10.76%		13.65%
S&P Total Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.14%		10.76%		13.65%
S&P Total Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.14%		10.76%		13.65%
S&P Total Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.14%		10.76%		13.65%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.09%		10.87%		13.72%
Nasdaq US Benchmark Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.44%	10.20%
Nasdaq US Benchmark Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.44%	10.20%
S&P Global Broad Market Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent	20.55%		8.78%		10.94%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.09%		10.87%		13.72%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.09%		10.87%		13.72%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.09%		10.87%		13.72%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.09%		10.87%	13.37%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.09%		10.87%		13.72%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.09%		10.87%		13.72%
S&P Total Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.14%		10.76%		13.65%
S&P Total Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.14%		10.76%		13.65%
S&P Total Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.14%		10.76%		13.65%
MSCI USA Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.74%		11.62%		14.16%
S&P Total Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.14%	9.98%
S&P Total Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.14%		10.76%		13.65%
NYSE Biotechnology Index (Spliced)
Average Annual Return [Line Items]
Average Annual Return, Percent	32.83%		2.99%		7.50%
S&P 500
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%		12.06%		14.16%
S&P North American Expanded Technology Sector Index™ (Spliced)
Average Annual Return [Line Items]
Average Annual Return, Percent	31.46%		15.32%		21.47%
S&P North American Expanded Technology Software Index™ (Spliced)
Average Annual Return [Line Items]
Average Annual Return, Percent	(9.87%)		3.52%		15.25%
Russell MicroCap® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	45.78%		3.13%		10.36%
Nasdaq-100 Top 30 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	26.87%	15.35%
Nasdaq-100 ex Top 30 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.80%	5.26%
S&P North American Natural Resources Sector Index™
Average Annual Return [Line Items]
Average Annual Return, Percent	42.39%		21.84%		11.64%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.72%		3.77%		9.88%
Russell 2000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.58%		1.62%		9.79%
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	28.09%		5.79%		9.61%
Russell 2500™ Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.45%		5.48%	9.59%
Russell Midcap® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.98%		7.26%		10.91%
Russell MidCap® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.56%		5.37%		11.69%
S&P MidCap 400 Growth Index™
Average Annual Return [Line Items]
Average Annual Return, Percent	21.85%		6.19%		10.72%
S&P MidCap 400 Value Index™
Average Annual Return [Line Items]
Average Annual Return, Percent	12.84%		7.54%		10.12%
S&P SmallCap 600 Growth Index™
Average Annual Return [Line Items]
Average Annual Return, Percent	17.63%		3.68%		10.08%
NYSE Semiconductor Index (Spliced)
Average Annual Return [Line Items]
Average Annual Return, Percent	76.73%		19.85%		28.71%
S&P 500 Top 20 Select Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.99%	11.71%
S&P Data Center, Tower REIT and Communications Equipment Index™ (Spliced)
Average Annual Return [Line Items]
Average Annual Return, Percent	34.54%		9.13%		11.53%